Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Long-Term Debt

Note 6—Long-Term Debt

On July 23, 2014, the Company refinanced its long-term debt with California Bank & Trust into a $35 million Credit Facility (“Credit Facility”) that matures on July 23, 2017. Term debt of $11.1 million outstanding at the time of the refinancing became the initial borrowings under the Credit Facility. All borrowings under the Credit Facility generally bear interest at a variable rate based upon the Company’s election, of (i) the base rate plus, or (ii) LIBOR, plus, in either case, an applicable margin based on certain financial results of the Company (as defined in the Credit Facility agreement). The Company’s Credit Facility also requires payment for commitment fees that accrue on the daily unused commitment of the lender at 0.25% per annum, payable quarterly. This Credit Facility was paid down in November 2014 with a portion of the net proceeds from the IPO. As of September 29, 2015, there were no borrowings outstanding against the Credit Facility.

The long-term debt is secured by all the assets of the Company and the Company must comply with certain financial covenants. The long-term debt contains customary representations, warranties, negative and affirmative covenants, including a funded debt to EBITDA ratio of 2.00 to 1.00, a fixed charge coverage ratio of 1.25 to 1.00 and a requirement that EBITDA must be greater than zero for 75% or more of all restaurants open at least six months. As of September 29, 2015, the Company was in compliance with all covenants.

Note 6—Long-Term Debt

On July 23, 2014, the Company refinanced its long-term debt with California Bank & Trust into a $35 million Credit Facility (“Credit Facility”) that matures on July 23, 2017. Term debt of $11.1 million outstanding at the time of the refinancing became the initial borrowings under the Credit Facility. All borrowings under the Credit Facility generally bear interest at a variable rate based upon the Company’s election, of (i) the base rate plus, or (ii) LIBOR, plus, in either case, an applicable margin based on certain financial results of the Company (as defined in the Credit Facility agreement). The Company’s Credit Facility also requires payment for commitment fees that accrue on the daily unused commitment of the lender at 0.25%. This Credit Facility was paid down in November 2014 with a portion of the net proceeds from the IPO. As of December 30, 2014, there were no borrowings outstanding against the Credit Facility.

The Company also entered into a bridge loan facility provided by California Bank & Trust (the “Bridge Loan”) in November 2014 and were required to make interest payments equal to the applicable 30 day LIBOR rate plus 2.25%. The Bridge Loan was used to make a distribution to the members of the Company. The Bridge Loan matured two days from the date it was funded. A portion of the net proceeds from the IPO were used to repay and extinguish the Bridge Loan in November 2014.

Term Debt: (dollar amounts in thousands)

	December 31, 2013
Maturity Date	Amount	Rate
April 2016	$1,167	5.75	%(1)
June 2017	$1,750	5.75	%(1)
March 2019	$2,894	4.75	%(2)

Interest Only Debt:

	December 31, 2013			December 30, 2014
Maturity Date	Amount	Rate		Amount	Rate
March 2019	$5,650	4.75	%(2)	N/A
July 2017	$—	—		$—	2.48	%(3)

(1)	Interest rate varies based on the prime rate plus 2.5%
(2)	Interest rate varies based on the prime rate plus 1.5%
(3)

Interest rate varies based on the Company’s election of (i) the base rate plus, or (ii) LIBOR, plus an applicable margin based on certain financial results of the Company (as defined in the Credit Facility agreement).

Interest related to the long-term debt and principal payments are due monthly. Interest expense amounted to $292,000, $455,000 and $588,000 for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively.

The long-term debt is secured by all the assets of the Company and the Company must comply with certain financial covenants. The long-term debt contains customary representations, warranties, negative and affirmative covenants, including a funded debt to EBITDA ratio of 2.00 to 1.00, a fixed charge coverage ratio of 1.25 to 1.00 and a requirement that EBITDA must be greater than zero for 75% or more of all restaurants open at least six months. As of December 30, 2014, the Company was in compliance with all covenants. At December 30, 2014, the expected and estimated maturities of the Company’s deemed landlord financing are as follows: (in thousands)

Deemed
Landlord
Fiscal year end	Financing
2015	$374
2016	395
2017	404
2018	306
2019	245
Thereafter	754

$2,478